CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Allowance of receivables from customers	$ 518,741	$ 91,788
Allowance of receivables from brokers, dealers, and clearing organizations	0	0
Accrued expenses and other current liabilities	33,746,177	27,138,201
Lease liabilities, current	2,610,041	3,514,592
Lease liabilities, non-current	$ 3,092,913	$ 3,692,701
Treasury Stock, shares	10,429,305	10,429,305
Class A ordinary shares
Common stock, par value (in US dollars per share)	$ 0.00001
Common stock, shares authorized (in shares)	4,662,388,278	4,662,388,278
Common stock, shares issued (in shares)	2,059,987,139	1,794,357,434
Common stock, shares outstanding (in shares)	2,059,987,139	1,794,357,434
Class B ordinary shares
Common stock, par value (in US dollars per share)	$ 0.00001
Common stock, shares authorized (in shares)	337,611,722	337,611,722
Common stock, shares issued (in shares)	222,111,722	337,611,722
Common stock, shares outstanding (in shares)	222,111,722	337,611,722
VIEs
Accrued expenses and other current liabilities	$ 15,611,533	$ 12,345,185
Lease liabilities, current	1,057,862	1,743,537
Lease liabilities, non-current	$ 6,858	$ 1,158,044